Inventories, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 28, 2013
Inventories
Raw materials and supplies	$ 55,251	$ 58,951	$ 55,544
Work in process	19,194	19,151	19,102
Finished goods	82,571	95,599	81,428
Total	$ 157,016	$ 173,701	$ 156,074